FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table summarizes the assets and liabilities measured at fair value in the condensed balance sheets:

	Fair Value Measurements
Balance at March 31, 2016	Level 1	Level 2	Level 3	Total
Assets	($ in millions)
Interest rate swaps	$—	$0.5	$—	$0.5
Liabilities
Interest rate swaps	$—	$0.9	$—	$0.9
Commodity forward contracts	—	6.7	—	6.7
Foreign exchange contracts	—	1.5	—	1.5
Balance at December 31, 2015
Assets
Interest rate swaps	$—	$1.1	$—	$1.1
Foreign exchange contracts	—	0.1	—	0.1
Liabilities
Interest rate swaps	$—	$1.6	$—	$1.6
Commodity forward contracts	—	11.6	—	11.6
Balance at March 31, 2015
Assets
Interest rate swaps	$—	$2.9	$—	$2.9
Liabilities
Interest rate swaps	$—	$3.8	$—	$3.8
Commodity forward contracts	—	8.8	—	8.8

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table summarizes the fair value measurements of debt and the actual debt recorded on our condensed balance sheets:

	Fair Value Measurements				Amount recorded on balance sheets
	Level 1	Level 2	Level 3	Total
	($ in millions)
Balance at March 31, 2016	$—	$3,778.5	$153.0	$3,931.5	$3,833.0
Balance at December 31, 2015	—	3,826.9	153.0	3,979.9	3,848.8
Balance at March 31, 2015	—	538.7	153.0	691.7	665.1

The following table summarizes the assets and liabilities measured at fair value in the consolidated balance sheets:

Balance at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets	($ in millions)
Interest rate swaps	$—	$1.1	$—	$1.1
Foreign exchange contracts	—	0.1	—	0.1
Liabilities
Interest rate swaps	—	1.6	—	1.6
Commodity forward contracts	—	11.6	—	11.6
Balance at December 31, 2014
Assets
Interest rate swaps	$—	$3.5	$—	$3.5
Liabilities
Interest rate swaps	—	4.5	—	4.5
Commodity forward contracts	—	8.6	—	8.6

Activity summary of financial instruments measured at fair value using level 3 inputs
The following table summarizes the activity for our earn out liability measured at fair value using Level 3 inputs:

	December 31,
	2015	2014
	($ in millions)
Beginning balance	$—	$26.7
Settlements	—	(26.7)
Ending balance	$—	$—

Fair Value Of Debt Table [Table Text Block]
The following table summarizes the fair value measurements of debt and the actual debt recorded on our balance sheets:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total	Amount recorded on balance sheets
	($ in millions)
Balance at December 31, 2015	$—	$3,826.9	$153.0	$3,979.9	$3,848.8
Balance at December 31, 2014	—	531.9	153.0	684.9	666.2